DEFERRED REVENUE (Tables)	12 Months Ended
Dec. 31, 2025
DEFERRED REVENUE
Summary of deferred revenue balance

	At December 31	At December 31
(in thousands)	2025	2024

CLJV Toll Milling-Ecora	$31,910	$33,993
Uranium Prepayment	8,235	—
	$40,145	$33,993

Deferred revenue-by balance sheet presentation:
Current	$4,517	$4,501
Non-current	35,628	29,492
	$40,145	$33,993

Summary of deferred revenue liability continuity

(in thousands)	2025	2024

Balance-January 1	$33,993	$34,958
Revenue recognized during the period (note 18)	(4,918)	(4,023)
Accretion (note 17)	2,835	3,058
Balance- December 31	$31,910	$33,993